SHARE CAPITAL (Narrative) (Details) $ / shares in Units, $ in Millions	4 Months Ended	5 Months Ended	11 Months Ended	12 Months Ended
	Apr. 21, 2020 USD ($) shares	Sep. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Oct. 01, 2020 USD ($)	May 14, 2020 USD ($)	Apr. 30, 2020 CAD ($)	Dec. 31, 2018 shares	Jun. 13, 2018 USD ($)	Apr. 30, 2018 CAD ($)
Disclosure of classes of share capital [line items]
Short form base shelf prospectus										$ 150			$ 150
Aggregate offering value under ATM equity facility								$ 60,000,000	$ 23,000,000			$ 35,700,000
Public equity offerings, net of issuance costs (shares) | shares	2,164,119	11,640,411			13,804,530		10,717,126
Equity issuance, price per share	$ 1.56	$ 1.98			$ 1.91		$ 2.20
Proceeds from issuing shares	3,367,000	23,000,000			26,367,000		23,557,000
Payments of commission	76,000	564,000			640,000		530,000
Additional transaction costs	$ 147,000	$ 374,000			521,000		484,000
Deferred financing costs			$ 294,000	$ 294,000	$ 294,000	$ 0	$ 0
Maximum percentage of ownership of issued and outstanding shares			7.00%	7.00%	7.00%
Number of share options exercised in share-based payment arrangement | shares					2,452,000		170,000
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares				$ 3.71		$ 2.65
Weighted average share price | $ / shares				$ 5.56		$ 3.24
Share-based compensation expense					$ 1,787,000		$ 2,171,000
Unvested share option expense not yet recognized			$ 637,000	$ 637,000	$ 637,000	$ 524,000	$ 524,000
Performance share units, authorized | shares			2,000,000	2,000,000	2,000,000
Performance share units granted | shares					882,000		603,000
Share based compensation expense related to performance share units					$ 1,216,000		$ 1,024,000
Expense on directors compensation related to deferred share units					$ 4,251,000		$ 731,000
Deferred share units outstanding | shares			1,266,199	1,266,199	1,266,199	889,385	889,385				652,276
Deferred share units outstanding, fair market value			$ 6,389,000	$ 6,389,000	$ 6,389,000	$ 2,138,000	$ 2,138,000
Expense (recovery) related to share appreciation rights					$ 47,000		$ 25,000
Share appreciation rights, outstanding | shares			0	0	0	312,000	312,000				694,000
Share appreciation rights outstanding, fair market value						$ 47,000	$ 47,000
Description of instruments with potential future dilutive effect not included in calculation of diluted earnings per share					As of December 31, 2020, there are 4,645,184 anti-dilutive stock options (December 31, 2019 - 6,789,075 stock options).
May 3, 2021 [Member]
Disclosure of classes of share capital [line items]
Performance Share Units Vested | shares					388,000
March 3, 2022 [Member]
Disclosure of classes of share capital [line items]
Performance Share Units Vested | shares					535,000
March 1, 2023 [Member]
Disclosure of classes of share capital [line items]
Performance Share Units Vested | shares					882,000
Events After Reporting Period [Member]
Disclosure of classes of share capital [line items]
Shares issued on the exercise of options | shares			1,225,893
Number of share options exercised in share-based payment arrangement | shares			1,493,900
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares			$ 3.85
Weighted average share price | $ / shares			$ 7.41